Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
DFA NY MUNICIPAL BOND PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	DFA NY Municipal Bond Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the DFA NY Municipal Bond Portfolio (the “NY Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and New York state personal income taxes.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the NY Municipal Bond Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The NY Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the NY Municipal Bond Portfolio’s performance. Because the NY Municipal Bond Portfolio is new, information about portfolio turnover rate is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The NY Municipal Bond Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the NY Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The NY Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities and regional governmental authorities. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that, in the opinion of bond counsel for the issuers and under current tax law, provide interest that is exempt from New York state and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from New York state and federal personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the NY Municipal Bond Portfolio will maintain a maximum average portfolio duration of five years. The NY Municipal Bond Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by Standard & Poor’s Rating Group (“S&P”) or Aa2 by Moody’s Investor’s Service, Inc. (“Moody’s”) or AA by Fitch Ratings Ltd. (“Fitch”) or (ii) the credit quality of general obligation bonds issued by the state of New York. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The NY Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use bond (interest rate) futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Portfolio may also use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Non-Diversification Risk: The risk that the NY Municipal Bond Portfolio may be more volatile than a diversified fund because the Portfolio invests its assets in a smaller number of issuers. The gains or losses on a single security, therefore, may have a greater impact on the Portfolio’s net asset value.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the NY Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the NY Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the NY Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the Portfolio focuses its investments primarily in New York municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of New York and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in New York. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the New York municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the NY Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the NY Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the NY Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the NY Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the NY Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The NY Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk: The risk that the NY Municipal Bond Portfolio may be more volatile than a diversified fund because the Portfolio invests its assets in a smaller number of issuers. The gains or losses on a single security, therefore, may have a greater impact on the Portfolio’s net asset value.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Performance information is not available for the NY Municipal Bond Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Performance information is not available for the NY Municipal Bond Portfolio because it has not yet commenced operations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
DFA NY MUNICIPAL BOND PORTFOLIO | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.25%
1 Year		rr_ExpenseExampleYear01	$ 26
3 Years		rr_ExpenseExampleYear03	$ 80

[1]	The NY Municipal Bond Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.